Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000080842 [Member] | Two to 3 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000080842 [Member] | One to 2 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000080842 [Member] | Under 1 Year [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080842 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080841 [Member] | Two to 3 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000080841 [Member] | One to 2 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000080841 [Member] | Under 1 Year [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080841 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080843 [Member] | Two to 3 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000080843 [Member] | One to 2 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000080843 [Member] | Under 1 Year [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080843 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080846 [Member] | Two To 4 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000080846 [Member] | Four To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000080846 [Member] | Six To 8 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000080846 [Member] | Eight To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000080846 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080844 [Member] | Two To 4 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000080844 [Member] | Four To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000080844 [Member] | Six To 8 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000080844 [Member] | Eight To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000080844 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080845 [Member] | Two To 4 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000080845 [Member] | Four To 6 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000080845 [Member] | Six To 8 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000080845 [Member] | Eight To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000080845 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000080848 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000080848 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000080848 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000080848 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000080848 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080847 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000080847 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000080847 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000080847 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000080847 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080849 [Member] | Over 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000080849 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000080849 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000080849 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000080849 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080852 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080852 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000080852 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000080852 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080852 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000080852 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080852 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000080852 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000080852 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080852 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080852 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000080852 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080852 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080850 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080850 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000080850 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000080850 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080850 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000080850 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080850 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000080850 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000080850 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080850 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080850 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000080850 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080850 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080851 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080851 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000080851 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000080851 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080851 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000080851 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080851 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000080851 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000080851 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080851 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080851 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000080851 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000080851 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080854 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000080854 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000080854 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080854 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080854 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080854 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000080854 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080854 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080854 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080854 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080854 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000080854 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080854 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080853 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000080853 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000080853 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080853 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080853 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080853 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000080853 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080853 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080853 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080853 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080853 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000080853 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080853 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080855 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000080855 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000080855 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080855 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000080855 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080855 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000080855 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000080855 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080855 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080855 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080855 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000080855 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080855 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080858 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000080858 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000080858 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000080858 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000080858 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000080858 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000080858 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080858 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080858 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000080858 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080858 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000080858 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080858 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080856 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000080856 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000080856 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000080856 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000080856 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000080856 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000080856 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080856 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080856 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000080856 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080856 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000080856 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080856 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080857 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000080857 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000080857 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000080857 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000080857 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000080857 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000080857 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080857 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080857 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000080857 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080857 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000080857 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080857 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080860 [Member] | Thirty To 40 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080860 [Member] | Twenty To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000080860 [Member] | Ten To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000080860 [Member] | Zero To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080860 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000080859 [Member] | Thirty To 40 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080859 [Member] | Twenty To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000080859 [Member] | Ten To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000080859 [Member] | Zero To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080859 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000080861 [Member] | Thirty To 40 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080861 [Member] | Twenty To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000080861 [Member] | Ten To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000080861 [Member] | Zero To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080861 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195056 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000195056 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000195056 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000195056 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195056 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000195056 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000195056 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195056 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195056 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195056 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195056 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000195056 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195056 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000203194 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203194 [Member] | Vanguard Total International Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000203194 [Member] | Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%